UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22154

Name of Registrant:	Columbia ETF Trust

Address of Principal Executive Offices:	225 Franklin Street Boston, Massachusetts 02110

Name and address of agent of service:	Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110

Registrant’s telephone number including area code:	612-671-4321

Date of fiscal year end:	10/31

Date of reporting period:	07/01/2016 – 06/30/2017

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22154
Reporting Period: 07/01/2016 - 06/30/2017
Columbia ETF Trust

Item 1. Proxy Voting Record

============================ Columbia Core Bond ETF ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Columbia Intermediate Municipal Bond ETF ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

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Any ballot marked 'Abstain' is considered to have been voted. Ballots marked'
Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'None' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

Any ballot marked as 'Take No Action' is neither a vote cast for or against management and 'None' is used to represent this.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust

By (Signature and Title)*	/s/ Christopher O. Petersen
Christopher O. Petersen
President and Principal Executive Officer

Date:	August 24, 2017

*	Print the name and title of each signing officer under his or her signature.